Share Based Compensation Expenses - Schedule of Weighted Average Remaining Contractual Life (Details)	12 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule of Weighted Average Remaining Contractual Life [Abstract]
Exercise price, Unvested | $ / shares	$ 2
Number of Options, Unvested | shares	937,500
Remaining contractual life (years), Unvested	1 year 8 months 12 days
Exercise price, Vested | $ / shares	$ 2
Number of Options, Vested | shares	468,750
Remaining contractual life (years), Vested	1 year 8 months 12 days
Exercise price, Weighted average | $ / shares	$ 2
Number of Options, Weighted average | shares	1,406,250
Remaining contractual life (years), Weighted average	1 year 8 months 12 days